Securities	12 Months Ended
Dec. 31, 2023
Securities [Abstract]
Securities	Securities
The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2023 and Dec. 31, 2022.

Securities at Dec. 31, 2023		Gross unrealized		Fair value
	Amortized cost
(in millions)		Gains	Losses
Available-for-sale:
Non-U.S. government (a)	$18,998	$68	$684	$18,382
U.S. Treasury	18,193	63	1,652	16,604
Agency residential mortgage-backed securities (“RMBS”)	13,457	119	465	13,111
Agency commercial mortgage-backed securities (“MBS”)	8,191	69	531	7,729
Foreign covered bonds	6,489	25	180	6,334
Collateralized loan obligations (“CLOs”)	6,142	5	10	6,137
Non-agency commercial MBS	3,245	1	311	2,935
U.S. government agencies	3,053	42	194	2,901
Non-agency RMBS	1,883	32	175	1,740
Other asset-backed securities (“ABS”)	1,026	1	84	943
Other debt securities	1	—	—	1
Total securities available-for-sale (b)(c)	$80,678	$425	$4,286	$76,817
Held-to-maturity:
Agency RMBS	$29,740	$1	$3,493	$26,248
U.S. Treasury	9,123	—	612	8,511
U.S. government agencies	4,146	—	401	3,745
Agency commercial MBS	3,411	1	296	3,116
Non-U.S. government (a)	2,137	3	67	2,073
CLOs	983	—	1	982
Non-agency RMBS	26	1	1	26
Other debt securities	12	—	2	10
Total securities held-to-maturity	$49,578	$6	$4,873	$44,711
Total securities	$130,256	$431	$9,159	$121,528
(a)    Includes supranational securities.
(b)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of less than $1 million. The allowance for credit loss primarily relates to non-agency RMBSs.
(c)    Includes gross unrealized gains of $250 million and gross unrealized losses of $146 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains primarily relate to agency RMBS, agency commercial MBS and U.S. Treasury securities. The unrealized losses primarily relate to agency RMBS and U.S. Treasury securities. The unrealized gains and losses will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2022		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$32,103	$93	$2,663	$29,533
Non-U.S. government (a)	21,398	10	1,069	20,339
Agency RMBS	9,388	113	544	8,957
Agency commercial MBS	8,656	89	685	8,060
Foreign covered bonds	6,041	3	286	5,758
CLOs	5,446	1	104	5,343
Non-agency commercial MBS	3,334	—	357	2,977
U.S. government agencies	2,465	52	223	2,294
Non-agency RMBS	2,197	43	211	2,029
Other ABS	1,443	—	124	1,319
Other debt securities	13	—	—	13
Total securities available-for-sale (b)(c)	$92,484	$404	$6,266	$86,622
Held-to-maturity:
Agency RMBS	$34,188	$1	$4,229	$29,960
U.S. Treasury	10,863	—	895	9,968
U.S. government agencies	4,206	—	534	3,672
Agency commercial MBS	4,014	—	411	3,603
Non-U.S. government (a)	1,897	—	107	1,790
CLOs	983	—	26	957
Non-agency RMBS	30	2	1	31
Other debt securities	13	—	2	11
Total securities held-to-maturity	$56,194	$3	$6,205	$49,992
Total securities	$148,678	$407	$12,471	$136,614
(a)    Includes supranational securities.
(b)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of $1 million. The allowance for credit loss primarily relates to non-agency RMBS.
(c)    Includes gross unrealized gains of $347 million and gross unrealized losses of $179 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains primarily relate to agency RMBS, U.S. Treasury securities, and agency commercial MBS. The unrealized losses primarily relate to agency RMBS and U.S. Treasury securities. The unrealized gains and losses will be amortized into net interest revenue over the contractual lives of the securities.

The following table presents the realized gains and losses, on a gross basis.

Net securities gains (losses)
(in millions)	2023	2022	2021
Realized gross gains	$20	$92	$28
Realized gross losses	(88)	(535)	(23)
Total net securities (losses) gains	$(68)	$(443)	$5

The following table presents pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2023	2022		2021
U.S. Treasury	$(76)	$12		$(3)
Non-agency RMBS	2	49		2
Non-U.S. government	2	3		3
Other	4	(507)	(a)	3
Total net securities (losses) gains	$(68)	$(443)		$5
(a)    Includes net securities losses from repositioning the securities portfolio which was comprised of $337 million related to state and political subdivisions and $177 million related to corporate bonds.

In 2022, agency RMBS, U.S. government agencies and agency commercial MBS with an aggregate amortized cost of $6.2 billion and fair value of $6.1 billion were transferred from available-for-sale securities to held-to-maturity securities. This transfer reduced the impact of changes in interest rates on accumulated other comprehensive income.

Allowance for credit losses – Securities

The allowance for credit losses related to securities was $1 million at Dec. 31, 2023 and $1 million at Dec. 31, 2022, and relates to other debt securities and non-agency RMBS securities.

Credit quality indicators – Securities

At Dec. 31, 2023, the gross unrealized losses on the securities portfolio were primarily attributable to an increase in interest rates from the date of purchase, and for certain securities that were transferred from available-for-sale to held-to-maturity, an increase in interest rates through the date they were transferred. Specifically, $146 million of the unrealized losses at Dec. 31, 2023 and $179 million at Dec. 31, 2022 reflected in the tables below relate to certain securities that were previously transferred from available-for-sale to held-to-maturity. As the transfers created a new cost basis for the securities, if these securities have experienced unrealized losses since the date of transfer, the corresponding unrealized losses would be reflected in the held-to-maturity securities portfolio in the following tables.

The following tables show the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more without an allowance for credit losses.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2023	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$694	$48	$14,862	$1,604	$15,556	$1,652
Non-U.S. government (a)	2,756	24	11,767	660	14,523	684
Agency RMBS	2,753	27	6,793	438	9,546	465
Agency commercial MBS	328	5	7,060	526	7,388	531
CLOs	784	—	3,158	10	3,942	10
Foreign covered bonds	268	1	3,603	179	3,871	180
Non-agency commercial MBS	187	2	2,607	309	2,794	311
U.S. government agencies	573	4	1,779	190	2,352	194
Non-agency RMBS	30	1	1,300	174	1,330	175
Other ABS	—	—	832	84	832	84
Total securities available-for-sale (b)	$8,373	$112	$53,761	$4,174	$62,134	$4,286
(a)    Includes supranational securities.
(b)    Includes $146 million of gross unrealized losses for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. There were no gross unrealized losses for less than 12 months. The unrealized losses are primarily related to agency RMBS and U.S. Treasury securities and will be amortized into net interest revenue over the contractual lives of the securities.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2022	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$14,058	$824	$15,236	$1,839	$29,294	$2,663
Non-U.S. government (a)	8,775	336	7,372	733	16,147	1,069
Agency RMBS	7,929	376	789	168	8,718	544
Agency commercial MBS	6,088	389	1,878	296	7,966	685
CLOs	4,806	94	403	10	5,209	104
Foreign covered bonds	2,830	83	1,977	203	4,807	286
Non-agency commercial MBS	1,914	201	932	156	2,846	357
U.S. government agencies	1,710	186	208	37	1,918	223
Non-agency RMBS	588	16	1,148	193	1,736	209
Other ABS	333	18	876	106	1,209	124
Other debt securities	—	—	12	—	12	—
Total securities available-for-sale (b)	$49,031	$2,523	$30,831	$3,741	$79,862	$6,264
(a)    Includes supranational securities.
(b)    Includes $120 million of gross unrealized losses for less than 12 months and $59 million of gross unrealized losses for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to agency RMBS and U.S. Treasury securities and will be amortized into net interest revenue over the contractual lives of the securities.

The following tables show the credit quality of the held-to-maturity securities. We have included certain credit ratings information because the information can indicate the degree of credit risk to which we are exposed. Significant changes in ratings classifications could indicate increased credit risk for us and could be accompanied by an increase in the allowance for credit losses and/or a reduction in the fair value of our securities portfolio.

Held-to-maturity securities portfolio at Dec. 31, 2023			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$29,740	$(3,492)	100%	—%	—%	—%	—%
U.S. Treasury	9,123	(612)	100	—	—	—	—
U.S. government agencies	4,146	(401)	100	—	—	—	—
Agency commercial MBS	3,411	(295)	100	—	—	—	—
Non-U.S. government (b)(c)	2,137	(64)	100	—	—	—	—
CLOs	983	(1)	100	—	—	—	—
Non-agency RMBS	26	—	25	54	2	17	2
Other debt securities	12	(2)	—	—	—	—	100
Total held-to-maturity securities	$49,578	$(4,867)	100%	—%	—%	—%	—%
(a)    Represents ratings by Standard & Poor’s (“S&P”) or the equivalent.
(b)    Includes supranational securities.
(c)    Primarily consists of exposure to Germany, France, UK and the Netherlands.

Held-to-maturity securities portfolio at Dec. 31, 2022			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-		Not rated
Agency RMBS	$34,188	$(4,228)	100%	—%	—%	—%	—%
U.S. Treasury	10,863	(895)	100	—	—	—	—
U.S. government agencies	4,206	(534)	100	—	—	—	—
Agency commercial MBS	4,014	(411)	100	—	—	—	—
Non-U.S. government (b)(c)	1,897	(107)	100	—	—	—	—
CLOs	983	(26)	100	—	—	—	—
Non-agency RMBS	30	1	22	58	2	17	1
Other debt securities	13	(2)	2	2	3	—	93
Total held-to-maturity securities	$56,194	$(6,202)	100%	—%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    Includes supranational securities.
(c)    Primarily consists of exposure to Germany, UK and France.

Maturity distribution

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2023
	Within 1 year		1-5 years		5-10 years		After 10 years		Total
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)
Available-for-sale:
U.S. Treasury	$2,142	1.32%	$10,617	1.23%	$1,818	2.37%	$2,027	2.92%	$16,604	1.59%
Non-U.S. government (b)	4,198	2.04	11,470	2.54	2,679	2.57	35	3.42	18,382	2.43
Foreign covered bonds	807	2.83	5,187	3.39	340	1.41	—	—	6,334	3.20
U.S. government agencies	25	1.74	1,671	3.49	1,091	2.90	114	2.73	2,901	3.21
Other debt securities	—	—	—	—	—	—	1	4.85	1	4.85
Mortgage-backed securities:
Agency RMBS									13,111	5.15
Non-agency RMBS									1,740	4.53
Agency commercial MBS									7,729	3.08
Non-agency commercial MBS									2,935	3.53
CLOs									6,137	6.89
Other ABS									943	2.43
Total securities available-for-sale	$7,172	1.91%	$28,945	2.24%	$5,928	2.50%	$2,177	2.91%	$76,817	3.29%
Held-to-maturity:
U.S. Treasury	$3,176	1.56%	$5,032	1.18%	$915	1.24%	$—	—%	$9,123	1.32%
U.S. government agencies	470	1.31	2,877	1.45	586	1.73	213	1.99	4,146	1.50
Non-U.S. government (b)	704	1.15	1,357	1.16	76	0.59	—	—	2,137	1.14
Other debt securities	—	—	—	—	12	4.75	—	—	12	4.75
Mortgage-backed securities:
Agency RMBS									29,740	2.32
Non-agency RMBS									26	2.71
Agency commercial MBS									3,411	2.43
CLOs									983	6.81
Total securities held-to-maturity	$4,350	1.47%	$9,266	1.26%	$1,589	1.42%	$213	1.99%	$49,578	2.12%
Total securities	$11,522	1.74%	$38,211	2.01%	$7,517	2.29%	$2,390	2.84%	$126,395	2.84%
(a)    Yields are based upon the amortized cost of securities and consider the contractual coupon, amortization of premiums and accretion of discounts, excluding the effect of related hedging derivatives.
(b)    Includes supranational securities.
Pledged assets

At Dec. 31, 2023, BNY Mellon had pledged assets of $134 billion, including $93 billion pledged as collateral for potential borrowings at the Federal Reserve Discount Window and $9 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2023 included $116 billion of securities, $13 billion of loans, $4 billion of trading assets and $1 billion of interest-bearing deposits with banks.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes. BNY Mellon regularly moves assets in and out of its pledged assets account at the Federal Reserve.

At Dec. 31, 2022, BNY Mellon had pledged assets of $138 billion, including $106 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window and $8 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2022 included $121 billion of securities, $12 billion of loans, $4 billion of trading assets and $1 billion of interest-bearing deposits with banks.

At Dec. 31, 2023 and Dec. 31, 2022, pledged assets included $24 billion and $24 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral, including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements, on terms which permit us to sell or repledge the securities to others. At Dec. 31, 2023 and Dec. 31, 2022, the market value of the securities received that can be sold or repledged was $212 billion and $115 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2023 and Dec. 31, 2022, the market value of securities collateral sold or repledged was $180 billion and $78 billion, respectively.

Restricted cash and securities

Cash and securities may be segregated under federal and other regulations or requirements. At Dec. 31, 2023 and Dec. 31, 2022, cash segregated under federal and other regulations or requirements was $3 billion and $7 billion, respectively. Restricted cash is primarily included in interest-bearing deposits with banks on the consolidated balance sheet. Securities segregated under federal and other regulations or requirements were $3 billion at Dec. 31, 2023 and $3 billion at Dec. 31, 2022. Restricted securities were sourced from securities purchased under resale agreements and are included in federal funds sold and securities purchased under resale agreements on the consolidated balance sheet.